BORROWINGS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
BORROWINGS [Abstract]
Long-term other borrowings	$ 6,205	$ 9,783
Line of credit	22,312	21,475
Total borrowings	28,517	31,258
Less: Current portion of:
long-term other borrowings	(4,404)	(6,001)
line of credit	(22,312)	(21,475)
Less: Current portion of borrowings	(26,716)	(27,476)
Non-current portion of borrowings	$ 1,801	$ 3,782